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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Atticus Capital LP
Address:          152 West 57th Street
                  45th Floor
                  New York, New York  10019

Form 13F File Number:      028-11916

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Timothy R. Barakett
Title:     as Managing Member of Atticus Management LLC, its general partner
Phone:     212-373-0800

Signature, Place, and Date of Signing:

/s/ Dennis Bertron*                           NEW YORK, NEW YORK                              AUGUST 14, 2007
----------------------------               ----------------------------                 --------------------------
       [Signature]                              [City, State]                                      [Date]


*Pursuant to Power of Attorney attached hereto.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                            0
                                                             ------------------

Form 13F Information Table Entry Total:                                      98
                                                             ------------------

Form 13F Information Table Value Total:                             $17,715,633
                                                             ------------------
                                                                 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.

                                                       Atticus Capital LP
                                                   Form 13F Information Table
                                                   Quarter Ended June 30, 2007

                                                                              INVESTMENT DISCRETION         VOTING AUTHORITY

                                                 Fair Market
                                                    Value    Shares or
                                Title of  Cusip      (in     Principal  SH/ Put/      Shared  Shared Other
Issuer                           Class    Number  thousands)  Amount    PRN Call SOLE Defined Other Managers Sole   Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
                                  SPON
ABB LTD                           ADR    000375204   $4,350   192,499    SH       SOLE                     192,499
------------------------------------------------------------------------------------------------------------------------------------

ACORDA THERAPEUTICS INC           COM    00484M106  $12,117   710,256    SH       SOLE                     710,256
------------------------------------------------------------------------------------------------------------------------------------

AES CORP                          COM    00130H105  $46,403  2,120,800   SH       SOLE                    2,120,800
------------------------------------------------------------------------------------------------------------------------------------

AMERCO                            COM    023586100  $139,451 1,847,039   SH       SOLE                    1,847,039
------------------------------------------------------------------------------------------------------------------------------------
                                SPON ADR
AMERICA MOVIL SAB DE CV          L SHS   02364W105  $78,812  1,272,600   SH       SOLE                    1,272,600
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN EXPRESS CO               COM    025816109  $460,074 7,520,000   SH CALL  SOLE                    7,520,000
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN EXPRESS CO               COM    025816109  $308,386 5,040,627   SH       SOLE                    5,040,627
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN INTL GROUP INC           COM    026874107  $189,081 2,700,000   SH CALL  SOLE                    2,700,000
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN INTL GROUP INC           COM    026874107  $16,807   240,000    SH       SOLE                     240,000
------------------------------------------------------------------------------------------------------------------------------------

AMR CORP                          COM    001765106  $34,255  1,300,000   SH       SOLE                    1,300,000
------------------------------------------------------------------------------------------------------------------------------------

ANHEUSER BUSCH COS INC            COM    035229103  $157,419 3,018,000   SH CALL  SOLE                    3,018,000
------------------------------------------------------------------------------------------------------------------------------------

ATHEROGENICS INC                  COM    047439104  $10,199  4,765,700   SH       SOLE                    4,765,700
------------------------------------------------------------------------------------------------------------------------------------
                                SP ADR
BANCO BRADESCO SA               PFD NEW  059460303   $4,706   195,200    SH       SOLE                     195,200
------------------------------------------------------------------------------------------------------------------------------------
                                SP ADR
BANCO ITAU HLDG FINANCIERA      5OO PFD  059602201   $4,137    93,100    SH       SOLE                      93,100
------------------------------------------------------------------------------------------------------------------------------------



                                                                              INVESTMENT DISCRETION         VOTING AUTHORITY

                                                 Fair Market
                                                    Value    Shares or
                                Title of  Cusip      (in     Principal  SH/ Put/      Shared  Shared Other
Issuer                           Class    Number  thousands)  Amount    PRN Call SOLE Defined Other Managers Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------

BCE INC                         COM NEW  05534B760  $56,685  1,500,000   SH       SOLE                    1,500,000
------------------------------------------------------------------------------------------------------------------------------------

BLACKROCK INC                     COM    09247X101  $158,579 1,012,700   SH       SOLE                    1,012,700
------------------------------------------------------------------------------------------------------------------------------------

BOEING CO                         COM    097023105  $144,259 1,500,200   SH       SOLE                    1,500,200
------------------------------------------------------------------------------------------------------------------------------------
                                CL A LTD
BROOKFIELD ASSET MGMT INC        VT SH   112585104  $318,859 7,991,443   SH       SOLE                    7,991,443
------------------------------------------------------------------------------------------------------------------------------------

BURLINGTON NORTHN SANTA FE CO     COM    12189T104  $49,500   581,400    SH CALL  SOLE                     581,400
------------------------------------------------------------------------------------------------------------------------------------

BURLINGTON NORTHN SANTA FE CO     COM    12189T104  $534,594 6,279,004   SH       SOLE                    6,279,004
------------------------------------------------------------------------------------------------------------------------------------

CANADIAN NAT RES LTD              COM    136385101  $469,149 7,070,817   SH       SOLE                    7,070,817
------------------------------------------------------------------------------------------------------------------------------------

CATERPILLAR INC DEL               COM    149123101  $127,942 1,634,000   SH       SOLE                    1,634,000
------------------------------------------------------------------------------------------------------------------------------------

CBOT HLDGS INC                    CL A   14984K106  $153,537  743,159    SH       SOLE                     743,159
------------------------------------------------------------------------------------------------------------------------------------

CHAMPS ENTMT INC DEL              COM    158787101  $19,485  4,102,052   SH       SOLE                    4,102,052
------------------------------------------------------------------------------------------------------------------------------------
                               SPON ADR
CHINA TELECOM CORP LTD          H SHS    169426103  $23,099   390,450    SH       SOLE                     390,450
------------------------------------------------------------------------------------------------------------------------------------

COCA COLA CO                      COM    191216100  $507,930  9,710,000  SH CALL  SOLE                    9,710,000
------------------------------------------------------------------------------------------------------------------------------------

CONOCOPHILLIPS                    COM    20825C104  $708,353  9,023,600  SH CALL  SOLE                    9,023,600
------------------------------------------------------------------------------------------------------------------------------------

CONOCOPHILLIPS                    COM    20825C104 $1,993,316 25,392,559 SH       SOLE                    25,392,559
------------------------------------------------------------------------------------------------------------------------------------

CONSECO INC                     COM NEW  208464883   $9,497    454,600   SH       SOLE                     454,600
------------------------------------------------------------------------------------------------------------------------------------



                                                                              INVESTMENT DISCRETION         VOTING AUTHORITY

                                                 Fair Market
                                                    Value    Shares or
                                Title of  Cusip      (in     Principal  SH/ Put/      Shared  Shared Other
Issuer                           Class    Number  thousands)  Amount    PRN Call SOLE Defined Other Managers Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------

CSX CORP                          COM    126408103  $33,549   744,200    SH CALL  SOLE                     744,200
------------------------------------------------------------------------------------------------------------------------------------

CSX CORP                          COM    126408103  $566,158 12,558,952  SH       SOLE                    12,558,952
------------------------------------------------------------------------------------------------------------------------------------

CVS CAREMARK CORPORATION          COM    126650100  $84,466  2,317,300   SH       SOLE                    2,317,300
------------------------------------------------------------------------------------------------------------------------------------

DIAMOND OFFSHORE DRILLING INC     COM    25271C102  $228,097 2,245,929   SH       SOLE                    2,245,929
------------------------------------------------------------------------------------------------------------------------------------

DIAMONDS TR                   UNIT SER 1 252787106  $84,761   631,600    SH       SOLE                     631,600
------------------------------------------------------------------------------------------------------------------------------------
                                 SPON
E ON AG                          ADR     268780103  $55,542   998,240    SH       SOLE                     998,240
------------------------------------------------------------------------------------------------------------------------------------

E TRADE FINANCIAL CORP            COM    269246104  $18,542   839,400    SH       SOLE                     839,400
------------------------------------------------------------------------------------------------------------------------------------

EMISPHERE TECHNOLOGIES INC        COM    291345106  $11,150  2,303,800   SH       SOLE                    2,303,800
------------------------------------------------------------------------------------------------------------------------------------

ENTERGY CORP NEW                  COM    29364G103  $226,133 2,106,500   SH       SOLE                    2,106,500
------------------------------------------------------------------------------------------------------------------------------------

EPICEPT CORP                      COM    294264205    $141     65,514    SH       SOLE                      65,514
------------------------------------------------------------------------------------------------------------------------------------

EXELON CORP                       COM    30161N101  $123,268 1,697,900   SH       SOLE                    1,697,900
------------------------------------------------------------------------------------------------------------------------------------

FOCUS MEDIA HLDG LTD            SPON ADR 34415V109  $10,773   213,400    SH       SOLE                     213,400
------------------------------------------------------------------------------------------------------------------------------------

FOREST LABS INC                   COM    345838106   $7,299    159,900   SH PUT   SOLE                     159,900
------------------------------------------------------------------------------------------------------------------------------------

FREEPORT-MCMORAN COOPER & GO      COM    35671D857  $738,713  8,919,500  SH CALL  SOLE                    8,919,500
------------------------------------------------------------------------------------------------------------------------------------

FREEPORT-MCMORAN COOPER & GO      COM    35671D857 $1,057,982 12,774,473 SH       SOLE                    12,774,473
------------------------------------------------------------------------------------------------------------------------------------


                                                                              INVESTMENT DISCRETION         VOTING AUTHORITY

                                                 Fair Market
                                                    Value    Shares or
                                Title of  Cusip      (in     Principal  SH/ Put/      Shared  Shared Other
Issuer                           Class    Number  thousands)  Amount    PRN Call SOLE Defined Other Managers Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------

GENERAL ELECTRIC CO               COM    369604103  $13,015   340,000    SH CALL  SOLE                     340,000
------------------------------------------------------------------------------------------------------------------------------------

GENERAL MTRS CORP                 COM    370442105  $16,443   435,000    SH       SOLE                     435,000
------------------------------------------------------------------------------------------------------------------------------------

GENOMIC HEALTH INC                COM    37244C101   $3,085   164,100    SH       SOLE                     164,100
------------------------------------------------------------------------------------------------------------------------------------

GLOBALSANTAFE CORP                SHS    G3930E101  $115,954 1,604,900   SH       SOLE                    1,604,900
------------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GROUP INC           COM    38141G104  $161,479  745,000    SH       SOLE                     745,000
------------------------------------------------------------------------------------------------------------------------------------

GOOGLE INC                        CL A   38259P508  $408,289  781,116    SH       SOLE                     781,116
------------------------------------------------------------------------------------------------------------------------------------

GRACE W R & CO DEL NEW            COM    38388F108  $27,610  1,127,400   SH       SOLE                    1,127,400
------------------------------------------------------------------------------------------------------------------------------------

GRUPO AEROPORTUARIO               SPON
DEL PAC SA                        ADR B  400506101  $223,880 4,539,337   SH       SOLE                    4,539,337
------------------------------------------------------------------------------------------------------------------------------------

                                SPON ADR
GRUPO AEROPORTUARIO DEL SURE     SER B   40051E202   $6,520   123,742    SH       SOLE                     123,742
------------------------------------------------------------------------------------------------------------------------------------

INTERCONTINENTALEXCHANGE INC      COM    45865V100  $42,898   290,148    SH       SOLE                     290,148
------------------------------------------------------------------------------------------------------------------------------------

INVERNESS MED INNOVATIONS INC     COM    46126P106  $163,427 3,203,197   SH       SOLE                    3,203,197
------------------------------------------------------------------------------------------------------------------------------------
                                 20+ YR
ISHARES TR                       TRS BD  464287432  $25,551   300,000    SH       SOLE                     300,000
------------------------------------------------------------------------------------------------------------------------------------

ISTAR FINL INC                    COM    45031U101  $80,007  1,804,800   SH       SOLE                    1,804,800
------------------------------------------------------------------------------------------------------------------------------------

KOOKMIN BK NEW                  SPON ADR 50049M109  $43,354   494,230    SH       SOLE                     494,230
------------------------------------------------------------------------------------------------------------------------------------

KOREA ELECTRIC PWR              SPON ADR 500631106  $142,175 6,492,000   SH       SOLE                    6,492,000
------------------------------------------------------------------------------------------------------------------------------------


                                                                              INVESTMENT DISCRETION         VOTING AUTHORITY

                                                 Fair Market
                                                    Value    Shares or
                                Title of  Cusip      (in     Principal  SH/ Put/      Shared  Shared Other
Issuer                           Class    Number  thousands)  Amount    PRN Call SOLE Defined Other Managers Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------

KT CORP                        SPON ADR 48268K101  $11,409   486,315     SH       SOLE                     486,315
------------------------------------------------------------------------------------------------------------------------------------

MASTERCARD INC                   CL A   57636Q104  $215,631 1,300,000    SH CALL  SOLE                    1,300,000
------------------------------------------------------------------------------------------------------------------------------------

MASTERCARD INC                   CL A   57636Q104  $618,366 3,728,013    SH       SOLE                    3,728,013
------------------------------------------------------------------------------------------------------------------------------------

MBIA INC                         COM    55262C100  $217,770 3,500,000    SH CALL  SOLE                    3,500,000
------------------------------------------------------------------------------------------------------------------------------------

MCGRAW HILL COS INC              COM    580645109   $4,834    71,000     SH       SOLE                      71,000
------------------------------------------------------------------------------------------------------------------------------------

MEDAREX INC                      COM    583916101  $12,977   908,100     SH       SOLE                     908,100
------------------------------------------------------------------------------------------------------------------------------------

MOODYS CORP                      COM    615369105  $365,543 5,876,899    SH       SOLE                    5,876,899
------------------------------------------------------------------------------------------------------------------------------------

MORGAN STANLEY                 COM NEW  617446448  $78,271  1,124,100    SH       SOLE                    1,124,100
------------------------------------------------------------------------------------------------------------------------------------

NATIONAL FINL PARTNERS CORP      COM    63607P208  $87,998  1,900,200    SH       SOLE                    1,900,200
------------------------------------------------------------------------------------------------------------------------------------

NEXMED INC                       COM    652903105    $115     63,200     SH       SOLE                      63,200
------------------------------------------------------------------------------------------------------------------------------------

NORFOLK SOUTHERN CORP            COM    655844108  $23,846   453,600     SH CALL  SOLE                     453,600
------------------------------------------------------------------------------------------------------------------------------------

NORFOLK SOUTHERN CORP            COM    655844108  $411,002 7,818,180    SH       SOLE                    7,818,180
------------------------------------------------------------------------------------------------------------------------------------

NOVAGOLD RES INC               COM NEW  66987E206   $7,945   528,600     SH       SOLE                     528,600
------------------------------------------------------------------------------------------------------------------------------------

NYSE EURONEXT                    COM    629491101 $1,103,506 14,989,209  SH       SOLE                    14,989,209
------------------------------------------------------------------------------------------------------------------------------------

NYSE EURONEXT                    COM    629491101  $559,615  7,601,400   SH CALL  SOLE                    7,601,400
------------------------------------------------------------------------------------------------------------------------------------

OMNICARE INC                     COM    681904108  $94,048   2,608,100   SH       SOLE                    2,608,100
------------------------------------------------------------------------------------------------------------------------------------



                                                                              INVESTMENT DISCRETION         VOTING AUTHORITY

                                                 Fair Market
                                                    Value    Shares or
                                Title of  Cusip      (in     Principal  SH/ Put/      Shared  Shared Other
Issuer                           Class    Number  thousands)  Amount    PRN Call SOLE Defined Other Managers Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------

PETROCHINA CO LTD               SPON ADR 71646E100  $10,840    72,910    SH       SOLE                      72,910
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX COS INC NEW               COM    71902E109  $25,634  1,707,784   SH       SOLE                    1,707,784
------------------------------------------------------------------------------------------------------------------------------------

PRAXAIR INC                       COM    74005P104  $81,939  1,138,200   SH       SOLE                    1,138,200
------------------------------------------------------------------------------------------------------------------------------------

PT TELEKOMUNIKASI INDONESIA     SPON ADR 715684106  $28,721   666,370    SH       SOLE                     666,370
------------------------------------------------------------------------------------------------------------------------------------

SCHLUMBERGER LTD                  COM    806857108  $215,161 2,533,094   SH       SOLE                    2,533,094
------------------------------------------------------------------------------------------------------------------------------------
                                 SPON
SK TELECOM LTD                    ADR    78440P108   $1,388    50,746    SH       SOLE                      50,746
------------------------------------------------------------------------------------------------------------------------------------

SOMAXON PHARMACEUTICALS INC       COM    834453102   $3,795   312,096    SH       SOLE                     312,096
------------------------------------------------------------------------------------------------------------------------------------

SONY CORP                       ADR NEW  835699307   $2,815    54,800    SH       SOLE                      54,800
------------------------------------------------------------------------------------------------------------------------------------
                                  UNIT
SPDR TR                           SER 1  78462F103  $84,572   562,200    SH       SOLE                     562,200
------------------------------------------------------------------------------------------------------------------------------------

STATE STR CORP                    COM    857477103  $10,349   151,300    SH       SOLE                     151,300
------------------------------------------------------------------------------------------------------------------------------------

SUNCOR ENERGY INC                 COM    867229106  $89,920  1,000,000   SH CALL  SOLE                    1,000,000
------------------------------------------------------------------------------------------------------------------------------------

SUNTRUST BKS INC                  COM    867914103  $72,879   850,000    SH       SOLE                     850,000
------------------------------------------------------------------------------------------------------------------------------------

TD AMERITRADE HLDG CORP           COM    87236Y108   $8,487   424,350    SH       SOLE                     424,350
------------------------------------------------------------------------------------------------------------------------------------

TECK COMINCO LTD                  CL B   878742204  $42,851  1,008,249   SH       SOLE                    1,008,249
------------------------------------------------------------------------------------------------------------------------------------

TRANSOCEAN INC                    ORD    G90078109  $486,361 4,589,175   SH       SOLE                    4,589,175
------------------------------------------------------------------------------------------------------------------------------------



                                                                              INVESTMENT DISCRETION         VOTING AUTHORITY

                                                 Fair Market
                                                    Value    Shares or
                                Title of  Cusip      (in     Principal  SH/ Put/      Shared  Shared Other
Issuer                           Class    Number  thousands)  Amount    PRN Call SOLE Defined Other Managers Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------

TWEEN BRANDS INC                  COM    901166108   $3,345    75,000    SH       SOLE                      75,000
------------------------------------------------------------------------------------------------------------------------------------

TXU CORP                          COM    873168108  $127,056 1,887,900   SH CALL  SOLE                    1,887,900
------------------------------------------------------------------------------------------------------------------------------------

UAL CORP                        COM NEW  902549807  $38,944   959,455    SH       SOLE                     959,455
------------------------------------------------------------------------------------------------------------------------------------

UNIBANCO - UNIAO                GDR REP
DE BANCOS BRA                   PFD UT   90458E107    $4,876   43,200    SH       SOLE                      43,200
------------------------------------------------------------------------------------------------------------------------------------

UNION PAC CORP                    COM    907818108  $789,145 6,853,191   SH       SOLE                    6,853,191
------------------------------------------------------------------------------------------------------------------------------------

UNION PAC CORP                    COM    907818108  $230,841 2,004,700   SH CALL  SOLE                    2,004,700
------------------------------------------------------------------------------------------------------------------------------------

WELLPOINT INC                     COM    94973V107  $67,911   850,700    SH       SOLE                     850,700
------------------------------------------------------------------------------------------------------------------------------------

WESTERN UN CO                     COM    959802109  $13,685   657,000    SH       SOLE                     657,000
------------------------------------------------------------------------------------------------------------------------------------

Total Fair Market                                $17,715,633
Value (in thousands)


                                POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that I, TIMOTHY R. BARAKETT, hereby make, constitute and appoint each of SCOTT KISLIN, DENNIS BERTRON and CHARLES FORTIN, acting individually, as my agent and attorney-in-fact for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as chief executive officer of, managing member of or in other capacities with Atticus Capital LP or its general partner, Atticus Management LLC (f/k/a Atticus Capital, L.L.C.) (collectively, "Atticus"), and each of their affiliates, including Atticus UK LLP and Atticus UK Services Ltd., and entities advised by me or Atticus, all documents, certificates, instruments, statements, filings and agreements ("documents") to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement relating to the acquisition, ownership, management or disposition of securities, futures contracts or other investments, and any other documents relating or ancillary thereto, including without limitation all documents relating to filings with the Commodities Futures Trading Commission and National Futures Association, the United States Securities and Exchange Commission (the "SEC") pursuant to the Securities Act of 1933 or the Securities Exchange Act of 1934 (the "Act") and the rules and regulations promulgated thereunder, including all documents relating to the beneficial ownership of securities required to be filed with the SEC pursuant to Section 13(d) or Section 16(a) of the Act and any information statements on Form 13F required to be filed with the SEC pursuant to Section 13(f) of the Act. All past acts of the attorneys-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

     THIS POWER OF ATTORNEY shall remain in full force and effect until either revoked in writing by the undersigned or until such time as the person or persons to whom power of attorney has been hereby granted cease(s) to be an employee of, or otherwise associated with, Atticus or one of its affiliates. Execution of this power of attorney revokes that certain Power of Attorney dated as of January 18, 2007 with respect to substantially the same matters addressed above.

     IN WITNESS WHEREOF, the undersigned has duly subscribed these presents as of June 7, 2007.

                                               /s/ Timothy R. Barakett
                                               --------------------------------
                                               Timothy R. Barakett